U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.



1.	Name and address of issuer:

TIAA Separate Account VA-3
730 Third Avenue
New York, NY 10017-3206

2.	The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all
series and classes of securities of the issuer,
check the box but do not list series or classes:      X


3.	Investment Company Act File Number: 811-21907

Securities Act File Number: 333-134820

4(a)	Last day of fiscal year for which this Form is filed:

December 31, 2008

4(b)		Check box if this notice is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be
paid on the registration fee due.

4(c)	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):			$239,284,029

(ii)	Aggregate price of securities
        redeemed or repurchased during
        the fiscal year:			$-54,480,684

(iii)	Aggregate price of securities
        redeemed or repurchased during
        any prior fiscal year ending no
        earlier than October 11, 1995
        that were not previously used to
        reduce registration fees payable
        to the Commission:			$   -0-

(iv)	Total available redemption credits
        [Add items 5(ii) and 5(iii)]:		($54,480,684)

(v)	Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:			$184,803,345

(vi) 	Redemption credits available for
        use in future years			$   -0-
        - if Item 5(i) is less than Item
        5(iv) [subtract Item 5(iv) from
        Item 5(i)]:

(vii)	Multiplier for determining registra-
        tion fee (See Instruction C.9):		x.0000558

(viii)  Registration fee due [multiply
        Item 5(v) by Item 5(vii)] (enter
        "0" if no fee is due):			=$10,312.03

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .

If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the
end of the fiscal year for which this form is filed
that are available for use by the issuer in future fiscal years,
then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than
90 days after the end of the issuers fiscal year
(see Instruction D):
	+$    -0-

8.	Total of the amount of the registration fee due plus
any interest due [line 5(viii) plus line 7]:
	=$10,312.03

9.	Date the registration fee and any interest payment
was sent to the Commissions lockbox depository:
            March 20, 2009	CIK#:0001364783

            Method of Delivery:

                              X	Wire Transfer
                              	Mail or other means

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                 /s/Georganne Proctor
                                 Georganne Proctor
                                 Chief Financial Officer

Date	 March 20, 2009

*Please print the name and title of the signing officer below the signature.